Net Pension Assets - Summary of Components of Net Benefit Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit asset (liability) [line items]
Current service cost	$ 2,192	$ 2,105	$ 1,767
Interest cost on net benefit obligation	(92)	(24)	(210)
Net benefit expense	2,100	2,081	1,557
Defined benefit obligation [member]
Disclosure of net defined benefit asset (liability) [line items]
Current service cost	2,192	2,105	1,767
Interest cost on net benefit obligation	887	642	568
Net benefit expense	3,079	2,747	2,335
Fair value of assets [member]
Disclosure of net defined benefit asset (liability) [line items]
Current service cost	0
Interest cost on net benefit obligation	(979)	(666)	(778)
Net benefit expense	$ (979)	$ (666)	$ (778)